Discontinued operations and assets and liabilities held for sale - Discontinued operations (Details) € / shares in Units, ₨ / shares in Units, € in Millions, ₨ in Billions			1 Months Ended		5 Months Ended	12 Months Ended
	Jan. 29, 2020	Mar. 20, 2017	Jan. 31, 2020	Aug. 31, 2018	Aug. 31, 2018 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2018 EUR (€) € / shares	Apr. 01, 2019 EUR (€)	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)
Income statement and segment analysis of discontinued operations
Revenue						€ 44,974	€ 43,666	€ 46,571
Profit/(loss) before taxation						795	(2,613)	3,878
Income tax credit/(charge)							56	617
Loss for the financial year from discontinued operations							€ (3,535)	€ (1,969)
Loss per share from discontinued operations
Basic | € / shares							€ (0.1280)	€ (0.0709)
Diluted | € / shares							€ (0.1280)	€ (0.0706)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations							€ (3,535)	€ (1,969)
Equity shareholders' funds						62,625	63,445		€ 63,188		€ 68,607		€ 73,719
Vodafone Egypt
Income statement and segment analysis of discontinued operations
Revenue						1,454	1,116
Total comprehensive expense for the period from discontinued operations
Equity shareholders' funds						€ 968	601
Proportion of ownership interest in subsidiary	55.00%		55.00%			55.00%
Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)						12.60%
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)		42.00%		42.00%
Income statement and segment analysis of discontinued operations
Revenue							1,561	4,648
Cost of sales							(1,185)	(2,995)
Gross profit							376	1,653
Selling and distribution expenses							(92)	(237)
Administrative expenses							(134)	(533)
Other income and expense								416
Operating profit							150	1,299
Financing costs							(321)	(715)
Profit/(loss) before taxation							(171)	584
Income tax credit/(charge)							56	(308)
(Loss)/profit after tax of discontinued operations							(115)	276
Pre-tax loss on the re-measurement of disposal group								(3,170)
Income tax credit								925
After tax loss on the re-measurement of disposal group								(2,245)
Loss on sale of disposal group							(3,420)
Loss for the financial year from discontinued operations					€ 3,420		€ (3,535)	€ (1,969)
Loss per share from discontinued operations
Basic | € / shares							€ (12.80)	€ (7.09)
Diluted | € / shares							€ (12.80)	€ (7.06)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations					€ 3,420		€ (3,535)	€ (1,969)
Equity shareholders' funds										₨ 223	€ 2,800	₨ 370	€ 5,300
Increased fair value per share | ₨ / shares										₨ 75.9
Vodafone Hutchison Australia Pty Limited
Discontinued operations and assets and liabilities held for sale
Proportion of stake (as a percentage)						12.60%
Total comprehensive expense for the period from discontinued operations
Proportion of ownership interest in subsidiary						24.95%